Virtus Stone Harbor Emerging Markets Bond Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated September 28, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the Fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23; includes returns of the Predecessor Fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class A
Class	1 Year	5 Years	10 Years	(4/11/2022)
Class I Shares
Return Before Taxes	9.71%	3.91%	3.83%	—
Return After Taxes on Distributions	7.12%	1.72%	1.68%	—
Return After Taxes on Distributions and Sale of Fund Shares	5.66%	2.07%	1.98%	—
Class A Shares
Return Before Taxes	5.22%	—	—	1.15%
Index
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	11.09%	1.67%	3.22%	2.57%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	9.08%	3.19%	3.77%	3.40%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470 SHIP EM Bond Benchmark Changes (6/24)

Virtus Stone Harbor Local Markets Fund

(the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated June 28, 2024 to the Fund’s prospectuses dated September 28, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

-- End of Supplement Text --

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the Fund’s and Predecessor Fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Performance Information

Average Annual Total Returns (for the periods ended 12/31/23; includes returns of the Predecessor Fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

				Since Inception
				Class A
Class	1 Year	5 Years	10 Years	(4/11/2022)
Class I Shares
Return Before Taxes	12.02%	0.90%	-0.84%	—
Return After Taxes on Distributions	12.02%	0.89%	-1.01%	—
Return After Taxes on Distributions and Sale of Fund Shares	7.11%	0.69%	-0.70%	—
Class A Shares
Return Before Taxes	7.59%	—	—	2.45%
Index
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	11.09%	1.67%	3.22%	2.57%
JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)	12.70%	1.14%	0.09%	4.83%

-- End of Supplement Data --

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8470 SHIP Local Markets Benchmark Changes (6/24)